UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
             OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number               811-09174
                                  -------------------------------------


                        Aegis Value Fund, Inc.
-----------------------------------------------------------------------
           (Exact name of registrant as specified in charter)


          1100 N. Glebe Road, Suite 1040, Arlington, VA  22201
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          (Address of principal executive offices) (Zip code)


                          Aegis Financial Corp.
          1100 N. Glebe Road, Suite 1040, Arlington, VA  22201
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                 (Name and address of agent for service)


Registrant's telephone number, including area code:   (703) 528-7788
                                                   --------------------

Date of fiscal year end:      8/31
                        ------------------

Date of reporting period:   11/30/05
                         -----------------


Item 1.  Schedule of Investments


Aegis Value Fund, Inc.

Schedule of Portfolio Investments

November 30, 2005

(Unaudited)

Common Stock - 75.4%                      Shares      Market Value
--------------------                      ------      ------------

Industrial Cyclicals - 10.1%
---------------------------

Allied Defense Group, Inc.*	         210,200 	 4,735,806
American Pacific Corp.* (1)	         670,534 	 2,822,948
Ampco-Pittsburgh Corporation	          65,000 	   937,300
Exide Technologies*	                 600,000 	 2,166,000
International Aluminum Corp.	          32,300 	 1,284,894
Pope & Talbot, Inc.	                 396,500 	 3,168,035
Quipp, Inc.* (1)	                  78,300 	   807,665
Ryerson Inc. (1)	               1,004,200 	22,684,878
Superior Industries International Inc.	 625,600 	14,269,936
                                                        ----------
		                                        52,877,462
		                                        ----------

Wholesale and Distribution - 0.1%
---------------------------------

Advanced Marketing Services Inc.	  78,300 	   360,180
                                                           -------
		                                           360,180
		                                           -------

Finance and Real Estate - 19.6%
-------------------------------

Acceptance Insurance Companies, Inc.*	 229,400 	       344
Allmerica Financial Corp.*	         224,000 	 8,948,800
Amnet Mortgage Inc.* (1)	         492,421 	 5,027,618
BKF Capital Group	                  79,100 	 1,633,415
Boykin Lodging Company *	         100,000 	 1,200,000
California First National Bank Corp. (1) 577,892 	 7,518,375
Winthrop Realty Trust Inc.	         593,456 	 2,902,000
Lodgian Inc.*	                         158,300 	 1,628,907
Medallion Financial Corp.	         250,140 	 2,508,904
Meristar Hospitality Inc.*	         349,800 	 3,424,542
MI Developments Inc.	                 123,000 	 4,175,850
The MIIX Group Inc.* (1)	         720,000 	     7,200
PMA Capital Corp. Class A* (1)	       2,784,719 	24,728,305
Prospect Energy Corp.	                 296,218 	 4,437,346
PXRE Group Ltd.	                         857,300 	10,913,429
Quanta Capital Holdings Ltd.*	          84,900 	   355,731
SCPIE Holdings, Inc.* (1)	         950,000 	19,570,000
SWS Group Inc.	                         170,600 	 3,517,772
                                                       -----------
		                                       102,498,538
			                               -----------

Textiles and Apparel - 2.3%
---------------------------

Delta Apparel, Inc. 	                 342,000 	 5,215,500
Delta Woodside Industries* (1)	         428,700 	   240,072
Nitches, Inc.*	                          37,620 	   191,110
Quaker Fabric Corporation * (1)	       1,600,000 	 4,288,000
Tandy Brands Accessories	         182,743 	 2,227,637
	                                                ----------
		                                        12,162,319
			                                ----------

Transportation - 7.6%
---------------------

Air France ADR	                         436,700 	 8,126,987
International Shipholding Corp.*	  95,700 	 1,515,888
Mair Holdings, Inc.*	               1,190,477 	 5,642,861
Sea Containers Ltd. - Class A (1)      1,928,500 	24,491,950
                                                        ----------
		                                        39,777,686
			                                ----------

Energy & Natural Resources - 5.0%
---------------------------------

Adams Resources and Energy Inc.*	  38,700 	   859,140
Alliant Energy Corp.	                 134,350 	 3,808,823
Avista Corporation	                  45,800 	   808,370
Horizon Offshore Inc.*	                 296,149 	   133,267
Idacorp Inc.	                          80,800 	 2,307,648
PNM Resources, Inc.	                 255,000 	 6,622,350
Reliant Energy Inc. *	                 690,300 	 6,323,148
USEC Inc.	                         497,250 	 5,469,750
	                                                ----------
		                                        26,332,496
			                                ----------

Agriculture - 9.4%
------------------

Alliance One International Inc. (1)    6,971,400        21,332,484
The Andersons, Inc.	                 285,702 	11,756,637
Imperial Sugar (1)	               1,025,000 	14,155,250
John B. Sanfilippo & Son Inc.*	         146,993 	 2,015,274
                                                        ----------
		                                        49,259,645
			                                ----------

Consumer Durables - 1.4%
------------------------

Bassett Furniture Industries, Inc.	 306,654 	 5,528,972
National RV Holdings*	                 276,300 	 1,655,037
                                                         ---------
		                                         7,184,009
                                                         ---------

Technology - 3.8%
-----------------

Audiovox Corporation - Class A*        1,024,295 	14,166,000
IDT Corporation* 	                  10,000 	   120,500
IDT Corporation - Class B* 	          86,000 	 1,049,200
Integrated Telecom Express Inc.*(2) 	 308,300 	    30,830
LQ Corporation*	                          52,115 	    88,074
Pemstar Inc.* (1) 	               3,136,155         4,327,894
Technology Solutions Company*  	          41,429 	   341,044
	                                                ----------
		                                        20,123,541
			                                ----------

Retail and Entertainment - 7.9%
-------------------------------

Books-A-Million Inc. (1)	         974,778 	 9,250,643
Bowl America Inc. - Class A	           9,481 	   126,571
Dillards Inc. Class A.	                 603,400 	12,653,298
Duckwall-ALCO Stores, Inc.*	         140,100 	 3,082,200
Luby's, Inc.*	                         564,167 	 7,210,054
Marsh Supermarkets, Inc. - Class B	 207,409 	 2,221,350
Nathan's Famous, Inc.*	                 132,400         1,267,068
ShopKo Stores, Inc.*	                 176,500 	 5,062,020
Village Super Market Inc.	           9,330 	   547,503
                                                        ----------
		                                        41,420,708
			                                ----------

Basic Materials - 4.6%
----------------------

NewMarket Corp.*	                 185,360 	 4,063,091
Olympic Steel Inc.*	                 498,907 	10,576,828
Royal Group Technologies* 	       1,108,100 	 9,839,928
                                                        ----------
		                                        24,479,847
			                                ----------

Capital Goods - 1.5%
--------------------

Dominion Homes Inc.* (1)	         800,000 	 7,960,000
                                                         ---------
		                                         7,960,000
			                                 ---------

Consumer Non-Durables - 2.0%
----------------------------

CPAC, Inc. (1)	                         306,998 	 1,356,931
Enesco Group* (1)	               1,393,300 	 3,037,394
Head N.V.* 	                       1,881,000 	 5,304,420
National Presto Industries, Inc.	  15,000 	   668,250
                                                        ----------
		                                        10,366,995
                                                        ----------

Healthcare - 0.1%
-----------------

OCA Inc.*	                       1,514,400 	   575,472
                                                           -------
		                                           575,472
			                                   -------

   Total Common Stocks - (Cost $348,890,124)	       395,378,898
	                                               -----------

Preferred Stocks - 0.4%	                  Shares      Market Value
-----------------------	                 -------      ------------

Glenborough Realty Trust 7.75% Convertible
Preferred	                           5,260 	   133,762
La Quinta Properties 9% Series A
Preferred	                          76,800 	 1,935,360
                                                         ---------
   Total Preferred Stocks - (Cost $1,759,375)		 2,069,122
			                                 ---------

Warrants - 0.1%	Shares	Market Value
---------------

Air France ADW*	                         397,000           258,050
	                                                   -------
   Total Warrants - (Cost $627,260)		           258,050
		                                           -------

Investment Companies - 2.2%	          Shares      Market Value
---------------------------               ------      ------------

Federated Prime Obligations Fund      11,527,141 	11,527,141
                                                        ----------
  Total Investment Companies - (Cost $11,527,141)	11,527,141
                                                        ----------


Short-Term Investments - 25.7%	      Face Value      Market Value
------------------------------        ----------      ------------

U. S. Treasury Bill due 12/1/05	  $30,000,000.00 	30,000,000
U. S. Treasury Bill due 12/08/05   20,000,000.00 	19,986,748
U. S. Treasury Bill due 12/15/05   40,000,000.00 	39,942,072
U. S. Treasury Bill due 12/29/05   20,000,000.00 	19,942,440
U. S. Treasury Bill due 01/12/06   25,000,000.00 	24,893,875
                                                       -----------
  Total Short-Term Investments - (Cost $134,765,135)   134,765,135
			                               -----------

  Total Investments - 102.0% (Cost $486,041,894)#      532,471,205
			                               -----------

Other Assets and Liabilities - (0.2)%		        (9,005,979)
			                               -----------

Net Assets - 100.0%		                       523,465,226
                                                       -----------
            			                       -----------

   * Non-income producing securities
   # Aggregate cost for tax purposes of $486,041,894
   (1) Affiliated Company - The Fund is owner of more than 5% of the outstanding voting securities.
   (2) Company is in liquidation and security is being fair valued according to policies and procedures approved by the Aegis Value
Fund board of directors.



ITEM 2.  CONTROLS AND PROCEDURES


(a)The registrants principal executive officer and principal financial officer have concluded that the registrant disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)There were no changes in the registrant internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant internal control over financial reporting.

Item 11.  Exhibits.

(a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Aegis Value Fund, Inc.

By (Signature and Title)  /s/William S. Berno
William S. Berno, President

Date:  January 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/William S. Berno
William S. Berno, President

Date:   January 27, 2006
By (Signature and Title) /s/Scott L. Barbee
Scott L. Barbee, Treasurer

Date:  January 27, 2006